Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Financial Instruments
Schedule of notional amounts and fair values of derivatives outstanding

	Liability Derivatives
	Notional Value	Fair Value
	(Dollars in thousands)
Successor
June 30, 2014
Derivatives not qualifying for hedge accounting:
Interest rate swap agreements(a)	$118,931	$4,050

Total derivatives		$4,050

Predecessor
December 31, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$191,329	$8,348

Total derivatives		$8,348

(a)
Converts floating interest rate debt into fixed rate debt.

Schedule of gain (loss) in OCI related to derivative instruments

	Predecessor
Gain (Loss)	Period beginning April 1, 2014, and ending May 13, 2014	Three Months Ended June 30, 2013
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$808	$3,176
Amortization of balances of de-designated hedges and other adjustments	134	283
Income tax effect	(332)	(1,221)

Net changes in cash flow hedges, net of taxes	$610	$2,238

(a)
Includes the following amounts for the following periods:

Period beginning April 1, 2014, and ending May 13, 2014 and the three months ended June 30, 2013: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(22) and $(31), respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $830 and $3,207, respectively.

	Predecessor
Gain (Loss)	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,752	$6,415
Amortization of balances of de-designated hedges and other adjustments	416	565
Income tax effect	(1,118)	(2,464)

Net changes in cash flow hedges, net of taxes	$2,050	$4,516

(a)
Includes the following amounts for the following periods:

Period beginning January 1, 2014, and ending May 13, 2014 and the six months ended June 30, 2013: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(93) and $(288), respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,845 and $6,703, respectively.

Schedule of effect of derivatives recorded in Interest expenses and Other expenses on Condensed Consolidated Statements of Income

	Amount of Gain or (Loss) Recognized in Income on Derivatives Not Designated As a Hedge (Successor) (Ineffective Portion) (Predecessor)(a)
	Successor	Predecessor
	Three Months Ended June 30, 2014	Period beginning April 1, 2014, and ending May 13, 2014	Three Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Interest rate swap agreements	$—	$(4)	$(14)
Derivatives not designated as a hedge:
Interest rate swap agreements	1,524	—	—
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(134)	(283)

Effect from derivatives	$1,524	$(138)	$(297)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives Not Designated As a Hedge (Successor) (Ineffective Portion) (Predecessor)(a)
	Successor	Predecessor
	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Interest rate swap agreements	$—	$(12)	$(30)
Derivatives not designated as a hedge:
Interest rate cap agreements	—	—	61
Interest rate swap agreements	1,524	—	—
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(416)	(565)

Effect from derivatives	$1,524	$(428)	$(534)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.